Financial Instruments and Fair Value Measurements - Financial Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 721,841	$ 380,801
Financial liabilities, at fair value	859,940	838,332
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	540,682	545,241
Loans and borrowings | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	279,621	289,910
Financial liabilities, at fair value	287,255	300,599
Loans and borrowings | Convertible Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	261,061	255,331
Financial liabilities, at fair value	384,143	521,873
Receivables from asset sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,321	12,197
Financial assets, at fair value	$ 10,321	$ 12,197